SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details)	Dec. 31, 2025 USD ($)
Right-of-use Assets And Operating Lease Liabilities
2026	$ 254,940
2027	3,885
2028	3,885
2029	3,562
Total operating lease payments	266,272
Less: imputed interest	(5,157)
Present value of operating lease liabilities	$ 261,115